Income tax	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax

Note 14. Income tax

	For the year ended December 31,
(SEK in thousands)	2025	2024
Current tax expense
Tax expense for the year	(4,604)	(1,053)
Total current tax expense	(4,604)	(1,053)

Deferred tax income
Deferred tax relating to temporary differences	5,639	(4,278)
Total deferred tax income	5,639	(4,278)
Total income tax expense	1,034	(5,331)

The current tax rate is 20.6% (2024: 20.6%) and the effective income tax rate is 0.1% (2024: -0.6%).

Taxation for other jurisdictions is calculated at the applicable tax rate in each jurisdiction.

	For the year ended December 31,
(SEK in thousands)	2025	2024
Reconciliation of income tax expense
Loss before tax	(1,722,710)	(962,280)
Swedish tax rate of 20.6%	354,878	198,600
Tax effect of non-deductible expenses	(1,363)	(63,211)
Tax effect of non-taxable income	39,143	23,130
Movement in unrecognized deferred tax assets	(161,547)	-
Tax effect of adjustments related to previous periods	(243)	-
Tax effect of changes in deferred tax liabilities	5,639	-
Tax effect of loss carry forwards not recognized as deferred tax	(234,230)	(163,720)
Effect of different tax rates for subsidiaries in other jurisdiction	(1,243)	(130)
Total income tax expense	1,034	(5,331)

The Group has cumulative tax losses of SEK 4,846 million (2024: SEK 3,714 million) as of December 31, 2025, which are primarily attributable to the Swedish jurisdiction and carry an indefinite term for their use. The tax losses carried forward and temporary differences in the Group for which tax assets are not recognized in the balance sheet amount to SEK 234 million in 2025 (2024: SEK 164 million) and SEK 162 million in 2025 (2024: nil), respectively. Deferred tax assets have not been recognized in respect of these tax losses carried forward and temporary differences as it is not been considered probable that sufficient future taxable profit will be available against which entities within the Group can realize the benefits.

There is no material uncertain tax position as of December 31, 2025 (2024: none).